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PHILIP HINKLE Philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

September 28, 2015

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:          PACE Select Advisors Trust (the “Registrant”)
File Nos. 33-87254 and 811-08764
Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 45 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 47 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”).  This filing is being made for the purpose of converting PACE Money Market Investments (the “Fund”) to a government money market fund in response to amendments to Rule 2a-7 under the 1940 Act, and for changing the Fund’s name, which could be construed as material.  Notification has also been provided to the Fund’s shareholders in accordance with Rule 35d-1 under the 1940 Act.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Post-Effective Amendment related to those series are material.  We therefore believe that this Post-Effective Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”).  In accordance with IC-13768, we hereby request selective review of this Post-Effective Amendment limited to the disclosures relating to the Fund’s updated investment strategy and name change.  Selective review would serve to expedite the review process for the Registrant as well as use the Staff’s time more effectively.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3460 or to Christopher S. Ha, Associate General Counsel, UBS Global Asset Management (Americas) at 212.882.5234.

Very truly yours,

/s/ Philip Hinkle

Philip Hinkle